Note 6 - Short-term Borrowings	12 Months Ended
Jun. 30, 2018
Notes to Financial Statements
Debt Disclosure [Text Block]
NOTE
6—SHORT
-TERM BORROWINGS

Short-term borrowings consisted of repurchase agreements and federal fund purchased. Information concerning all short-term borrowings at
June
30,
2018
and
2017,
maturing in less than
one
year is summarized as follows:

	2018	2017
Balance at June 30	$13,367	$23,986
Average balance during the year	24,422	21,053
Maximum month-end balance	28,621	28,073
Average interest rate during the year	0.98%	0.43%
Weighted average rate, June 30	1.02%	0.82%

Securities sold under agreements to repurchase are utilized to facilitate the needs of our customers. Physical control is maintained for all securities pledged to secure repurchase agreements. Securities available-for-sale pledged for repurchase agreements as of
June 30, 2018
and
2017
are presented in the following table:

	Overnight and Continuous
	2018	2017
U.S. government-sponsored entities and agencies pledged	$—	$2,015
Residential mortgage-backed securities pledged	5,294	20,923
Collateralized mortgage obligations pledged	—	2,355
Total pledged	$5,294	$25,293
Repurchase agreements	$4,486	$23,986

Total interest expense on short-term borrowings was
$240
and
$90
for the years ended
June 30, 2018
and
2017,
respectively.